Employee Benefit Plans (Accumulated Benefit Obligations in Excess of Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans [Member]
Accumulated benefit obligation [Abstract]
Projected benefit obligations	$ 1,981	$ 1,037
Accumulated benefit obligations	1,789	927
Fair value of plan assets	676	0
Pension Benefits Non-U.S. Plans [Member]
Accumulated benefit obligation [Abstract]
Projected benefit obligations	634	644
Accumulated benefit obligations	573	579
Fair value of plan assets	$ 177	$ 167